Channel Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)
CORPORATE BONDS — 90.77%
Principal
Amount Fair Value
Corporate Bonds - Domestic — 90.77%
Activision Blizzard, Inc., 3.40%, 9/15/2026 $ 232,000 $ 231,102
Ally Financial, Inc., 7.10%, 8/15/2174
(a)
350,000 354,147
American Airlines Pass Through Trust, Series 2026-1B, 5.75%, 5/10/2035 500,000 498,136
American Airlines Pass Through Trust, Series 2016-1A, 4.10%, 1/15/2028 137,021 135,083
American Airlines Pass Through Trust, Series 2017-1A, 4.00%, 2/15/2029 212,813 205,984
American Airlines Pass Through Trust, Series 2016-2A, 3.65%, 12/15/2029 393,400 382,593
American Electric Power Company, Inc., 7.05%, 12/15/2054 (H15T5Y +
275BPS)
(a)
500,000 520,356
APA Corp., 6.10%, 2/15/2035 450,000 464,680
Ares Strategic Income Fund, 5.60%, 2/15/2030 275,000 270,364
B&G Foods, Inc., 5.25%, 9/15/2027 150,000 150,000
Bank of America NA, 5.52%, 10/25/2035
(a)
275,000 276,518
Blue Owl Credit Income Corp., 6.65%, 3/15/2031 475,000 474,663
Charter Communications Operating LLC, 4.40%, 4/1/2033 200,000 184,055
Crowdstrike Holdings, Inc., 3.00%, 2/15/2029 250,000 238,632
Edison International, 8.13%, 6/15/2053 350,000 359,761
Energy Transfer LP, 6.50%, 11/15/2167 (H15T5Y + 569.40BPS)
(a)
425,000 426,196
First Horizon Bank, 5.75%, 5/1/2030 150,000 152,374
Genworth Holdings, Inc., 5.92%, 11/15/2036 (SOFRRATE+ 200.25BPS)
(a)
750,000 629,995
GEO Group, Inc. (The), 10.25%, 4/15/2031 450,000 486,837
Goldman Sachs Group, Inc., 5.39%, 2/2/2041 450,000 439,599
JetBlue Airways Pass Through Trust, Series 2020-1B, 7.75%, 11/15/2028 426,138 429,679
KeyBank NA, 3.90%, 4/13/2029 100,000 97,615
Ovintiv, Inc., 6.25%, 7/15/2033 225,000 236,681
Paramount Global, 6.38%, 3/30/2062 550,000 470,890
Philip Morris International, Inc., 4.88%, 4/29/2036 125,000 122,456
Phillips 66 Co., 5.88%, 3/15/2056 (H15T5Y  + 228.30BPS)
(a)
475,000 471,467
Sempra, 6.40%, 10/1/2054 (H15T5Y + 263.20BPS)
(a)
475,000 477,363
Spirit Airlines Pass Through Trust, Series 2015-1A, 4.10%, 4/1/2028 326,664 313,042
Sumisho Air Lease Corp., 4.22%, 12/15/2169
(a)
200,000 195,942
Synovus Bank, 5.96%, 1/15/2036 350,000 347,855
United Airlines Pass Through Trust, Series 2019-2A, 2.90%, 5/1/2028 484,881 466,447
Verizon Communications, Inc., 4.75%, 1/15/2033 275,000 270,841
Western Midstream Operating LP, 5.50%, 12/15/2035 350,000 346,410
TOTAL CORPORATE BONDS (Cost $10,972,134) 11,127,763
U.S. GOVERNMENT & AGENCIES — 6.91%
United States Treasury Note, 4.38% , 5/15/2036 850,000 846,945
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $844,619) 846,945

Channel Income Fund
Schedule of Investments (continued)
June 30, 2026 (Unaudited)
MONEY MARKET FUNDS - 1.45% Shares Fair Value
Fidelity Investments Money Market Government Portfolio, Class I, 3.53%
(b)
177,909 $ 177,909
TOTAL MONEY MARKET FUNDS (Cost $177,909) 177,909
TOTAL INVESTMENTS — 99.13% (Cost $11,994,662) 12,152,617
Other Assets in Excess of Liabilities — 0.87% 107,172
NET ASSETS — 100.00% $ 12,259,789
(a) Variable rate security. The rate shown is the effective interest rate as of June 30, 2026. The benchmark on which the rate is calculated is shown parenthetically.
(b) Rate disclosed is the seven day effective yield as of June 30, 2026.